VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Transamerica Premier Life Insurance Company
                      WRL Series Life Account G
                      Initial Registration Statement on Form N-6
                      (File No. 333-199066 – WRL Benefactor)

Commissioners:

         On behalf of Transamerica Premier Life Insurance Company ("Company") and WRL Series Life Account G ("Separate Account"), I hereby certify that the form of statement of additional information supplement dated October 1, 2014 that would have been filed pursuant to paragraph (b) of Rule 497 would not have differed from that contained in the above-referenced initial registration statement on Form N-6 for the Separate Account. That initial registration statement was filed electronically with the Commission on October 1, 2014.

         Please call the undersigned at (727) 299-1830 if you have any questions or comments regarding this transmittal.

Sincerely,
/s/ Arthur D. Woods
Arthur D. Woods
Vice President and Senior Counsel